March 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Access One Trust (the “Trust”)
File Nos. 333-119022 and 811-21634
Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information of the Trust do not differ from those contained in Post-Effective Amendment No. 44 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Friday, February 26, 2016.

Questions related to this filing should be directed to my attention at (617) 824-1381.

Sincerely,

/s/ Jennifer A. English
Jennifer A. English
Senior Vice President

cc:	Robert J. Borzone Jr.
Stephen Spadaro